Convertible bonds and notes	12 Months Ended
Sep. 30, 2025
Convertible Bonds And Notes
Convertible bonds and notes

11. Convertible bonds and notes

2019 Convertible Bonds

In September 2019 and January 2020, the Group issued two convertible bonds of US$78 (RMB0.5 million) and US$4,656 (RMB30 million) (the “Convertible Bonds”) in aggregate with interest rates ranging from 8% to 24% per annum. The net proceeds to the Company from the issuance of the Convertible Bonds were US$4,734 (RMB30.5 million) in aggregate, net of issuance costs of nil. The maturity dates of the Convertible Bonds were September 23, 2020 and June 30, 2020 (collectively, “Maturity Date”).

The Convertible Bonds of US$78 (RMB0.5 million) and US$4,656 (RMB30 million) without accrued interest may be converted in full into 10,419 and 462,852 ordinary shares of Autozi China, respectively (which represents an initial conversion price of RMB47.99 per share and RMB64.82 per share, respectively) at each holder’s option upon the occurrence of whichever of the specific events stated in the agreements. The number of shares was fixed as 0.02% and 1.2% equity interest of Autozi China on a determined base date, respectively. As Autozi China failed to repay the principal and interest to holder before the Maturity Date, the Convertible Bonds became convertible. The two holders of Convertible Bonds may require the payment of the accrued interests no matter whether it exercises the conversion right or not.

On October 12, 2023, the Group signed supplemental agreements with each holder that the holders agreed not to claim the principal and interest of the Convertible Bonds within six months from the date of signing the supplemental agreements if the Company has successfully completed an initial public offering (“IPO”) during such period. If the IPO fails to be completed within the aforesaid time, the holders have the right to require the Company to repay the Convertible Bonds including principal, interest and penalty as stated in the original agreement. Besides, the holders have the right to exercise the conversion right or require the repayment in accordance with the original agreement if the Company has successfully completed an IPO within six months from the date of signing of the supplemental agreements. As of the issuance date of the consolidated financial statements, the Company is in the process of negotiating with holders of Convertible Bonds on the repayment or exercise of the conversion right.

As of September 30, 2024 and 2025, the principal amounts of the Convertible Bonds were US$4,346 and US$4,284, the unpaid interests of Convertible Bonds were US$4,414 and US$5,420, respectively. During the years ended September 30, 2023, 2024 and 2025, the Group accrued interest expenses on the Convertible Bonds of US$1,065, US$1,051 and US$1,059, respectively.

2025 Convertible Notes

On January 27, 2025, the Company entered into securities purchase agreement (the “SPA”) and Registration Rights Agreement (the “RRA”) with an investor, JAK Opportunities XII LLC (the “Holder”), which were amended on February 19, 2025 (the “Amendment”). Upon the Amendment, the Company issued a senior unsecured convertible note (the “Original Note”) at an 8.25% discount to the original principal of $3,517 and issued six warrants each having the right to purchase a senior unsecured convertible note in the original principal amount of $4,000 (the “Incremental Warrants”). The Holder has the right to convert all or any portion of the Original Note at any time with the amount of 110% of the sum of the portion of the principal to be converted, accrued and unpaid interests and late charges as well as any other unpaid amounts.

The Company received proceeds of $2,343 on February 11, 2025 under a portion of the original principal of $3,017. The remaining principal of $500 shall be funded on the registration effectiveness date pursuant to the SPA. The RRA required the Company to file a registration statement with the Securities and Exchange Commission (the “SEC”) for the resale of the Class A ordinary shares issuable upon conversion of the notes. In accordance with the RRA, the Company filed a registration statement on Form F-1 (the “Initial Registration Statement”) with the SEC on April 30, 2025.

On April 30, 2025, the Company entered into a waiver agreement with the Holder (the “First Waiver Agreement”). Upon the First Waiver Agreement, the Initial Registration Statement shall only be required to register for resale by the Holder the number of conversion shares underlying the Original Note, and interests shall not begin to accrue on the remaining principal of $500 unless and until such amount is paid to the Company.

On September 19, 2025, the Company entered into a waiver and release agreement (the “Second Waiver Agreement”) with the Holder, under which the Holder agreed to terminate its registration rights, irrevocably waive any claims associated therewith, and relinquish its right to future investments under the Incremental Warrants, in exchange for the Company issuing a new senior unsecured convertible note to the Holder. Pursuant to the terms of the Second Waiver Agreement and subject to the conditions set forth therein, the RRA has been terminated in its entirety, and all six outstanding Incremental Warrants have been cancelled and are of no further force or effect. The Company issued a new senior unsecured convertible note to the Holder with an original principal amount of $1,534, bearing no interest and maturing in one year (the “New Note”, together with the Original Note as the “Convertible Notes”). The Holder has the right to convert all or any portion of the New Note at any time with the amount of 110% of the sum of the portion of the principal to be converted, accrued and unpaid late charges as well as any other unpaid amounts.

The Amendment, First Waiver Agreement and Second Waiver Agreement were amendments to the original SPA and RRA, all of which constituted an entire transaction that closed on September 19, 2025. The Company elected to measure the entire Convertible Notes, including all embedded features, at fair value option under ASC 825 on the closing date, with changes in fair value recognized through earnings until conversion. The fair value of the Convertible Notes was determined based on binomial model. Key assumptions are summarized below.

	Original Note	New Note
Bond Yield	31.53%	31.54%
Risk-free Rate	3.70%	3.64%
Dividend yield	0.00%	0.00%
Spot share price	0.205	0.205
Volatility	69.94%	71.44%

The following table provides additional information about the reconciliation of the fair value measurements of Convertible Notes using significant unobservable inputs (Level 3):

Convertible Notes
Initial fair value of Convertible Notes as of September 19, 2025	4,551
Change in fair value	948
Conversion to shares	(315)
Balance as of September 30, 2025	5,184

As of September 30, 2025, 1,613,393 Class A ordinary shares (retrospectively adjusted as 32,268 Class A ordinary shares for effect of Share Consolidation) were converted through the Original Note, and has been completely registered on October 2, 2025.